As filed with the Securities and Exchange Commission on September 8, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08769
                                                     ---------


                               BADGLEY FUNDS, INC.
                               -------------------
               (Exact name of registrant as specified in charter)


                  P.O. BOX 701, MILWAUKEE, WISCONSIN 53201-0701
                  ---------------------------------------------
               (Address of principal executive offices) (Zip code)


        KIRKLAND & ELLIS LLP, 200 EAST RANDOLPH STREET, CHICAGO, IL 60601
        -----------------------------------------------------------------
                     (Name and address of agent for service)

                         1-877-BADGLEY (1-877-223-4539)
                         ------------------------------
               Registrant's telephone number, including area code

Date of fiscal year end: MAY 31, 2004
                         ------------

Date of reporting period: MAY 31, 2004
                          ------------

ITEM 1. REPORT TO STOCKHOLDERS.


                                  ANNUAL REPORT
                              MAY 31, 2004 REVISED
                               SEPTEMBER 24, 2004


                                     BADGLEY
                                      FUNDS,
                                       INC.

                         [GRAPHIC] Badgley Balanced Fund

                         [GRAPHIC] Badgley Growth Fund


                                     [LOGO]
                              WWW.BADGLEYFUNDS.COM

                                  ANNUAL REPORT
                                  MAY 31, 2004
                           REVISED SEPTEMBER 24, 2004


                                     [LOGO]


                               BADGLEY FUNDS, INC.

                                    [GRAPHIC]
                              Badgley Balanced Fund
                                  TICKER BMFBX

                                    [GRAPHIC]
                               Badgley Growth Fund
                                  TICKER BMFGX


           P.O. Box 701, Milwaukee, Wisconsin 53201-0701 1-877-BADGLEY
                              WWW.BADGLEYFUNDS.COM

TABLE OF CONTENTS

--------------------------------------------------------------------------------
3     LETTER TO SHAREHOLDERS
4     PERFORMANCE GRAPHS
6     STATEMENTS OF ASSETS AND LIABILITIES
7     STATEMENTS OF OPERATIONS
8     STATEMENTS OF CHANGES IN NET ASSETS
10    FINANCIAL HIGHLIGHTS
12    SCHEDULE OF INVESTMENTS
23    NOTES TO THE FINANCIAL STATEMENTS
28    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29    DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------


THIS REPORT IS NOT AUTHORIZED UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS FOR BADGLEY FUNDS, INC. THE BADGLEY FUNDS ARE DISTRIBUTED BY RAFFERTY CAPITAL MARKETS, LLC. THE DATE OF FIRST USE OF THIS ANNUAL REPORT IS JULY 30, 2004.


2  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                                  ANNUAL REPORT
                                  MAY 31, 2004

DEAR FELLOW SHAREHOLDERS:

      We are pleased to provide you with the 2004 Annual Report of the Badgley Funds, Inc., (the "Funds"). To begin, we would like to take this opportunity to convey your gratitude for your investment in the Badgley Funds. We thank you for the trust you place in Badgley Funds, Inc. and your confidence in the team of portfolio managers at the Funds' investment adviser, Seattle-based Badgley, Phelps and Bell, Inc. ("BP&B").

      This Annual Report summarizes the activities of the Badgley Growth Fund (BMFGX) and the Badgley Balanced Fund (BMFBX) for the one year period ending May 31, 2004. As they have done since the inception of the Funds in 1998, PricewaterhouseCoopers LLP audited the Funds' financial statements, contained in the following pages.

MARKET TRENDS AND THE FUNDS

      In the recent past we have reported to you about the effect of market cycle rotations on the performance of the high-quality stocks and bonds in the Badgley Funds. We have noted that in periods of recovery immediately following bear markets, lower quality investments and highly cyclical stocks tend to be favored. This trend continued to dominate the markets through the end of 2003 and accounts for the relative underperformance of the Funds for the year as compared to the Funds' benchmarks. (For detailed performance information, please refer to the graphs on the following pages.) Since it is impossible to predict the timing and duration of market cycles, BP&B maintains a deliberate and consistent investment strategy through all market environments and does not chase after uncertain short-term performance gains. The long-term investment philosophy utilized in the management of the Badgley Funds allows you to benefit from the long-term performance gains associated with strong, well-managed companies dominant in their respective marketplaces. In addition, the Funds' performance is not eroded by excessive transaction costs resulting from a high volume of trading, or turnover, in the portfolios.

      The arrival of 2004 seems to have signaled the advent of the next phase of the market cycle: a return to favor by high quality stocks. Jarred by sobering political and economic headlines and seeking stability in their portfolios, investors have returned to the fundamentals of prudent investing. Once again, companies with strong underlying characteristics which speak to the long-term sustainability of earnings and dividend yields are being rewarded with rising stock prices for their consistent and dynamic management. Evidence of this positive rotation in the market cycle is seen in the 2004 year-to-date returns for the stocks in the Funds relative to the S&P 500 (please see the Badgley Growth Fund performance chart on page 5). Though high-quality bonds have not yet rotated back into favor, we remain convinced it is only a matter of time before they will. In the meantime, the inherent stability of a balanced portfolio is clearly demonstrated in the returns for the Badgley Balanced Fund for the five-month period ending May 31, 2004.

The out-performance of the high-quality stocks in the Fund buoyed the Fund's return for this period (please see the Badgley Balanced Fund performance chart on page 4).

COMPLIANCE UPDATE

      The SEC continues to strengthen its regulations for investment companies and advisers alike and we anticipate this trend will continue, particularly in light of the ongoing investigations into the various scandals that have, of late, plagued our industry. Recent regulatory changes address areas such as market timing, the disclosure of portfolio holdings, and new requirements governing the role of the Chief Compliance Officer. Your Board of Directors and everyone at Badgley Funds, Inc. continues to work diligently to meet these regulatory changes.

A NOTE FROM NEW FUND PRESIDENT, J. KEVIN CALLAGHAN

      In March of this year, your Badgley Funds Board of Directors elected me President of the Funds. Since the Funds' inception, I have served as a director and co-chairman of the Board. In order to better focus my attention on my new role, I stepped down from the co-chair position when I accepted the role of president. It is an honor to have been chosen for the post and very exciting to step into the trenches. My long experience on the Board allows me to translate the Board's vision for the Funds directly into the daily decision-making. I am delighted to be serving you in this new capacity and I welcome your feedback.

                                     * * *

      Once again, we would like to extend our sincere thanks to you for your investment in the Badgley Funds. We are available by email or phone, at 1-877-223-4539, or you may contact us by mail with any comments, suggestions or questions. We look forward to hearing from you and serving you in the year ahead.

Sincerely,

BADGLEY FUNDS, INC.


/s/ J. Kevin Callaghan                    /s/ Lisa P. Guzman
J. KEVIN CALLAGHAN                        LISA P. GUZMAN
PRESIDENT                                 TREASURER AND SECRETARY
KEVINC@BADGLEY.COM                        LISAG@BADGLEY.COM


                                                  BADGLEY FUNDS ANNUAL REPORT  3

                               BADGLEY FUNDS, INC.
                                  ANNUAL REPORT
                                  MAY 31, 2004

[GRAPHIC] BADGLEY BALANCED FUND

 [The following table was represented as a line graph in the printed material.]

This chart assumes an initial gross investment of $10,000 made on 6/25/98 (commencement of operations). Returns shown include the reinvestment of all dividends and distributions. In the absence of fee waivers and reimbursements, total return would be reduced. This chart and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

RETURNS SHOWN REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

LEHMAN BROTHERS INTERMEDIATE GOV'T./CREDIT BOND INDEX -- An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). All issues have maturities between one and ten years and outstanding par value of at least $150 million.

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

For the period 6/25/98 through 6/30/98 the returns for the S&P 500 Index and Lehman Brothers Intermediate Gov't./Credit Bond Index were calculated by prorating the total return for June 1998.

                AVERAGE ANNUAL TOTAL RETURNS THROUGH MAY 31, 2004

                                                               SINCE INCEPTION
                                  ONE YEAR      FIVE YEAR       JUNE 25, 1998
                                  --------------------------------------------
Badgley Balanced Fund               7.25%          2.24%             3.32%
Lehman Brothers Intermediate
  Gov't./Credit Bond Index         -0.44%          6.71%             6.36%
S&P 500 Index                      18.33%         -1.52%             1.33%


4  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                                  ANNUAL REPORT
                                  MAY 31, 2004

BADGLEY GROWTH FUND

This chart assumes an initial gross investment of $10,000 made on 6/25/98 (commencement of operations). Returns shown include the reinvestment of all dividends and distributions. In the absence of fee waivers and reimbursements, total return would be reduced. This chart and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

RETURNS SHOWN REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

For the period 6/25/98 through 6/30/98 the returns for the S&P 500 Index were calculated by prorating the total return for June 1998.

                AVERAGE ANNUAL TOTAL RETURNS THROUGH MAY 31, 2004

                                                               SINCE INCEPTION
                                  ONE YEAR      FIVE YEAR       JUNE 25, 1998
                                  --------------------------------------------
Badgley Growth Fund                 16.27%        -2.06%             0.55%
S&P 500 Index                       18.33%        -1.52%             1.33%


                                                  BADGLEY FUNDS ANNUAL REPORT  5

                               BADGLEY FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 2004

                                                                        BALANCED FUND        GROWTH FUND
--------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value
   (cost of $27,981,677 and $12,547,671, respectively)                   $ 31,693,171       $ 15,853,699
Interest receivable                                                           226,725                220
Receivable for Fund shares purchased                                           13,333            437,639
Dividends receivable                                                           11,812             10,988
Receivable from Adviser                                                            --             10,666
Other assets                                                                   14,842             14,007
--------------------------------------------------------------------------------------------------------
   Total assets                                                            31,959,883         16,327,219
--------------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses and other liabilities                                         86,634             59,255
Payable to Adviser                                                              2,622                 --
Payable for Fund shares redeemed                                                   --             36,015
--------------------------------------------------------------------------------------------------------
   Total liabilities                                                           89,256             95,270
--------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $ 31,870,627       $ 16,231,949
========================================================================================================
NET ASSETS CONSIST OF:
Capital stock                                                            $ 31,701,056       $ 18,028,315
Accumulated undistributed net investment income                                69,561                 --
Accumulated net realized loss on investments                               (3,611,484)        (5,102,394)
Net unrealized appreciation on investments                                  3,711,494          3,306,028
--------------------------------------------------------------------------------------------------------
   Total net assets                                                      $ 31,870,627       $ 16,231,949
========================================================================================================
Shares outstanding (par value of $.01, 500,000,000 shares authorized)       2,924,882          1,577,441
========================================================================================================
Net Asset Value, Redemption Price and Offering Price Per Share           $      10.90       $      10.29
========================================================================================================


6  BADGLEY FUNDS ANNUAL REPORT             SEE NOTES TO THE FINANCIAL STATEMENTS

                               BADGLEY FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2004

                                                                           BALANCED FUND      GROWTH FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                             $    674,457     $      2,637
Dividend income (net of withholding tax of $106 and $97, respectively)           152,885          167,583
---------------------------------------------------------------------------------------------------------
   Total investment income                                                       827,342          170,220
---------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                         274,081          171,242
Distribution fees                                                                 76,134           42,811
Professional fees                                                                 64,524           64,580
Shareholder servicing and accounting fees                                         60,162           54,721
Administration fees                                                               32,248           32,121
Federal and state registration fees                                               17,712           17,098
Directors' fees and expenses                                                      10,274           10,292
Reports to shareholders                                                            9,636           15,094
Custody fees                                                                       7,763            8,831
Other                                                                             13,914           13,049
---------------------------------------------------------------------------------------------------------
Total expenses before waiver and reimbursement                                   566,448          429,839
Less: Waiver of expenses and reimbursement from Adviser                         (170,562)        (172,985)
---------------------------------------------------------------------------------------------------------
   Net expenses                                                                  395,886          256,854
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     431,456          (86,634)
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                 229,743          571,184
Change in net unrealized appreciation/depreciation on investments              1,383,055        2,186,727
---------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments                             1,612,798        2,757,911
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $  2,044,254     $  2,671,277
=========================================================================================================


SEE NOTES TO THE FINANCIAL STATEMENTS             BADGLEY FUNDS ANNUAL REPORT  7

                               BADGLEY FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

[GRAPHIC] BADGLEY BALANCED FUND

                                                                           YEAR ENDED      YEAR ENDED
                                                                          MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                     $    431,456    $    495,523
Net realized gain (loss) on investments                                        229,743      (1,430,992)
Change in net unrealized appreciation/depreciation on investments            1,383,055         584,708
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations           2,044,254        (350,761)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                    (431,375)       (522,723)
------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                          (431,375)       (522,723)
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                    6,024,638       3,859,913
Proceeds from shares issued to holders in reinvestment of dividends            399,838         483,397
Cost of shares redeemed                                                     (5,362,575)     (2,862,049)
------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from capital share transactions      1,061,901       1,481,261
------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                 2,674,780         607,777
NET ASSETS:
Beginning of year                                                           29,195,847      28,588,070
------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income of
   $69,561 and $69,610, respectively)                                     $ 31,870,627    $ 29,195,847
======================================================================================================


8  BADGLEY FUNDS ANNUAL REPORT             SEE NOTES TO THE FINANCIAL STATEMENTS

                               BADGLEY FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

BADGLEY GROWTH FUND

                                                                       YEAR ENDED       YEAR ENDED
                                                                      MAY 31, 2004     MAY 31, 2003
---------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                   $    (86,634)    $    (78,460)
Net realized gain (loss) on investments                                    571,184       (2,198,598)
Change in net unrealized appreciation/depreciation on investments        2,186,727         (186,055)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations       2,671,277       (2,463,113)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                5,062,819        5,000,481
Cost of shares redeemed                                                 (8,180,294)      (3,399,045)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
   capital share transactions                                           (3,117,475)       1,601,436
---------------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                              (446,198)        (861,677)
NET ASSETS:
Beginning of year                                                       16,678,147       17,539,824
---------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income of
   $0 and $0, respectively)                                           $ 16,231,949     $ 16,678,147
===================================================================================================


SEE NOTES TO THE FINANCIAL STATEMENTS             BADGLEY FUNDS ANNUAL REPORT  9

                               BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

[GRAPHIC] BADGLEY BALANCED FUND

                                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                  MAY 31, 2004    MAY 31, 2003    MAY 31, 2002    MAY 31, 2001      MAY 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period              $      10.31    $      10.65    $      11.36    $      11.47      $      10.69
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                  0.15            0.18            0.21            0.24              0.20
   Net realized and unrealized gain
      (loss) on investments                               0.59           (0.33)          (0.71)          (0.11)             0.78
--------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                 0.74           (0.15)          (0.50)           0.13              0.98
--------------------------------------------------------------------------------------------------------------------------------
Less:
Dividends from net investment income                     (0.15)          (0.19)          (0.21)          (0.24)            (0.20)
Dividends from net realized gains                           --              --              --           (0.00)(1)            --
--------------------------------------------------------------------------------------------------------------------------------
         Total dividends                                 (0.15)          (0.19)          (0.21)          (0.24)            (0.20)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      10.90    $      10.31    $      10.65    $      11.36      $      11.47
================================================================================================================================
TOTAL RETURN                                              7.25%          -1.33%          -4.44%           1.13%             9.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                         $ 31,870,627    $ 29,195,847    $ 28,588,070    $ 30,017,183      $ 24,286,086
Ratio of expenses to average net assets:
         Before expense reimbursement                     1.86%           1.82%           1.72%           1.80%             1.98%
         After expense reimbursement                      1.30%           1.30%           1.30%           1.30%             1.30%
Ratio of net investment income to average
  net assets:
         Before expense reimbursement                     0.86%           1.26%           1.48%           1.57%             1.24%
         After expense reimbursement                      1.42%           1.78%           1.90%           2.07%             1.92%
Portfolio turnover rate                                  29.27%          32.08%          35.98%          35.70%            28.78%
================================================================================================================================

(1)   Amount less than $(0.01) per share.


10  BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS

                               BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

[GRAPHIC] BADGLEY GROWTH FUND

                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                            MAY 31, 2004     MAY 31, 2003     MAY 31, 2002     MAY 31, 2001     MAY 31, 2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period        $       8.85     $      10.31     $      12.10     $      13.23     $      11.42
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment loss                             (0.05)           (0.04)           (0.07)           (0.07)           (0.08)
   Net realized and unrealized gain
      (loss) on investments                         1.49            (1.42)           (1.72)           (1.06)            1.89
----------------------------------------------------------------------------------------------------------------------------
         Total from investment operations           1.44            (1.46)           (1.79)           (1.13)            1.81
----------------------------------------------------------------------------------------------------------------------------
Less:
Dividends from net investment income                  --               --               --               --            (0.00)(1)
----------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period           $      10.29     $       8.85     $      10.31     $      12.10     $      13.23
============================================================================================================================
TOTAL RETURN                                       16.27%          -14.16%          -14.79%           -8.54%           15.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                   $ 16,231,949     $ 16,678,147     $ 17,539,824     $ 18,784,323     $ 12,251,424
Ratio of expenses to average net assets:
      Before expense reimbursement                  2.51%            2.43%            2.23%            2.33%            2.84%
      After expense reimbursement                   1.50%            1.50%            1.50%            1.50%            1.50%
Ratio of net investment loss to average
   net assets:
      Before expense reimbursement                 (1.52)%          (1.42)%          (1.41)%          (1.57)%          (2.06)%
      After expense reimbursement                  (0.51)%          (0.49)%          (0.68)%          (0.74)%          (0.72)%
Portfolio turnover rate                            45.58%           29.52%           39.51%           27.21%           25.88%
============================================================================================================================

(1)   Amount less than $(0.01) per share.


SEE NOTES TO THE FINANCIAL STATEMENTS            BADGLEY FUNDS ANNUAL REPORT  11

                               BADGLEY FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2004

[GRAPHIC] BADGLEY BALANCED FUND

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS -- 97.9%
            COMMON STOCKS -- 51.8%
            ADVERTISING -- 1.7%
    6,650   Omnicom Group Inc.                                      $   531,136
--------------------------------------------------------------------------------
            AUTO/ TRUCK PARTS & EQUIPMENT -- 0.9%
    5,525   Johnson Controls, Inc.                                      297,908
--------------------------------------------------------------------------------
            CHEMICAL -- SPECIALTY -- 1.9%
   20,275   Ecolab Inc.                                                 618,590
--------------------------------------------------------------------------------
            COMPUTERS -- 2.6%
    7,200   Affiliated Computer Services, Inc. -- Class A*              358,704
   13,400   Dell Inc.*                                                  471,412
--------------------------------------------------------------------------------
                                                                        830,116
--------------------------------------------------------------------------------
            CONSUMER FINANCE -- 1.7%
   20,687   MBNA Corporation                                            525,450
--------------------------------------------------------------------------------
            DIVERSIFIED CONGLOMERATES -- 3.2%
    6,575   3M Co.                                                      555,982
   14,750   General Electric Company                                    459,020
--------------------------------------------------------------------------------
                                                                      1,015,002
--------------------------------------------------------------------------------
            DRUGS -- 1.3%
   11,700   Pfizer Inc.                                                 413,478
--------------------------------------------------------------------------------
            E-COMMERCE -- 1.3%
    4,725   eBay Inc.*                                                  419,580
--------------------------------------------------------------------------------
            FINANCIALS -- DIVERSIFIED -- 3.0%
   10,975   Citigroup Inc.                                              509,569
    9,425   State Street Corporation                                    456,359
--------------------------------------------------------------------------------
                                                                        965,928
--------------------------------------------------------------------------------
            FINANCIAL SERVICES -- 1.3%
   6,025    Fannie Mae                                                  407,892
--------------------------------------------------------------------------------


12  BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2004

[GRAPHIC] BADGLEY BALANCED FUND

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            FOOD & BEVERAGE -- 1.5%
    9,075   PepsiCo, Inc.                                           $   484,333
--------------------------------------------------------------------------------
            FOOD WHOLESALE DISTRIBUTION -- 1.6%
   13,650   Sysco Corporation                                           511,875
--------------------------------------------------------------------------------
            FREIGHT TRANSPORTATION -- 2.9%
    8,325   Expeditors International of Washington, Inc.                378,288
    7,600   United Parcel Service, Inc. -- Class B                      545,072
--------------------------------------------------------------------------------
                                                                        923,360
--------------------------------------------------------------------------------
            INDUSTRIAL GAS -- 1.4%
   12,125   Praxair, Inc.                                               448,504
--------------------------------------------------------------------------------
            INSURANCE -- MULTI -- 3.7%
   13,275   AFLAC INCORPORATED                                          538,965
    8,600   American International Group, Inc.                          630,380
--------------------------------------------------------------------------------
                                                                      1,169,345
--------------------------------------------------------------------------------
            INTERNET SECURITY -- 1.2%
    8,075   Symantec Corporation*                                       369,835
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SERVICES -- 4.7%
    5,650   Amgen Inc.*                                                 309,055
    7,125   Cardinal Health, Inc.                                       482,434
    7,450   Stryker Corporation                                         378,832
    5,125   Teva Pharmaceutical Industries Ltd., ADR                    339,121
--------------------------------------------------------------------------------
                                                                      1,509,442
--------------------------------------------------------------------------------
            MOTORCYCLES -- 1.1%
    6,150   Harley-Davidson, Inc.                                       353,563
--------------------------------------------------------------------------------
            NETWORKING EQUIPMENT -- 1.3%
   19,275   Cisco Systems, Inc.*                                        426,941
--------------------------------------------------------------------------------
            RESTAURANTS -- 1.9%
   14,900   Starbucks Corporation*                                      605,536
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS            BADGLEY FUNDS ANNUAL REPORT  13

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2004

[GRAPHIC] BADGLEY BALANCED FUND

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            RETAIL -- ARTS & CRAFTS -- 1.3%
    7,598   Michaels Stores, Inc.                                   $   396,996
--------------------------------------------------------------------------------
            RETAIL -- BEDDING -- 1.0%
    8,725   Bed Bath & Beyond Inc.*                                     325,006
--------------------------------------------------------------------------------
            RETAIL -- DISCOUNT -- 3.4%
   10,775   Costco Wholesale Corporation                                407,079
   10,975   Walgreen Co.                                                384,235
    5,500   Wal-Mart Stores, Inc.                                       306,515
--------------------------------------------------------------------------------
                                                                      1,097,829
--------------------------------------------------------------------------------
            SEMICONDUCTORS -- 1.1%
   12,175   Intel Corporation                                           347,596
--------------------------------------------------------------------------------
            SOFTWARE -- 2.4%
    9,150   Electronic Arts Inc.                                        465,095
   11,350   Microsoft Corporation                                       299,073
--------------------------------------------------------------------------------
                                                                        764,168
--------------------------------------------------------------------------------
            SURGICAL/MEDICAL INSTRUMENTS -- 1.3%
    8,550   Medtronic, Inc.                                             409,545
--------------------------------------------------------------------------------
            TEXTILES -- HOME FURNISHINGS -- 1.1%
    4,500   Mohawk Industries, Inc.*                                    334,080
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (COST $13,125,345)                   16,503,034
--------------------------------------------------------------------------------


14  BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2004

[GRAPHIC] BADGLEY BALANCED FUND

PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 21.2%
            CHEMICAL -- SPECIALTY -- 1.4%
$ 400,000   Ecolab Inc.
            6.875%, 2/1/11                                          $   436,111
--------------------------------------------------------------------------------
            COMPUTERS -- 0.7%
  200,000   IBM Corporation
            5.375%, 2/1/09                                              209,239
            DIVERSIFIED FINANCIAL SERVICES -- 6.3%
  170,000   American General Finance
            5.375%, 9/1/09                                              175,355
  200,000   Bank of America Corp.
            4.750%, 10/15/06                                            206,914
  300,000   Bank of America Corp.
            5.250%, 2/1/07                                              312,881
  500,000   Citigroup Inc.
            7.250%, 10/1/10                                             561,931
  525,000   General Electric Capital Corporation
            7.375%, 1/19/10                                             596,717
  140,000   Wells Fargo Financial
            5.500%, 8/1/12                                              143,419
--------------------------------------------------------------------------------
                                                                      1,997,217
--------------------------------------------------------------------------------
            FOOD & BEVERAGE -- 0.3%
  100,000   PepsiCo, Inc.
            5.750%, 1/15/08                                             107,496
--------------------------------------------------------------------------------
            FOOD WHOLESALE DISTRIBUTION -- 1.7%
  500,000   Sysco Corporation
            7.000%, 5/1/06                                              538,711
--------------------------------------------------------------------------------
            INDUSTRIAL GAS -- 0.8%
  300,000   Praxair, Inc.
            3.950%, 6/1/13                                              272,122
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS            BADGLEY FUNDS ANNUAL REPORT  15

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2004

[GRAPHIC] BADGLEY BALANCED FUND

PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
            INSURANCE -- 2.3%
$ 200,000   AFLAC INCORPORATED
            6.500%, 4/15/09                                         $   215,185
  500,000   Washington Mutual, Inc.
            5.625%, 1/15/07                                             525,792
--------------------------------------------------------------------------------
                                                                        740,977
--------------------------------------------------------------------------------
            LINEN SUPPLY & RELATED ITEMS -- 0.4%
  125,000   Cintas Corporation No. 2
            5.125%, 6/1/07                                              131,150
--------------------------------------------------------------------------------
            MEDICAL -- DRUGS -- 1.5%
  300,000   Abbott Laboratories
            5.625%, 7/1/06                                              316,528
  135,000   Cardinal Health, Inc.
            6.750%, 2/15/11                                             148,877
--------------------------------------------------------------------------------
                                                                        465,405
--------------------------------------------------------------------------------
            RETAIL -- DISCOUNT -- 1.9%
  400,000   Costco Wholesale Corporation
            7.125%, 6/15/05                                             419,294
  200,000   Wal-Mart Stores, Inc.
            4.550%, 5/1/13                                              191,574
--------------------------------------------------------------------------------
                                                                        610,868
--------------------------------------------------------------------------------
            RETAIL -- HOME IMPROVEMENT -- 2.2%
  225,000   The Home Depot, Inc.
            5.375%, 4/1/06                                              235,848
  425,000   Target Corporation
            6.350%, 1/15/11                                             463,210
--------------------------------------------------------------------------------
                                                                        699,058
--------------------------------------------------------------------------------


16  BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2004

[GRAPHIC] BADGLEY BALANCED FUND

PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- 1.7%
$ 500,000   SBC Communications Inc.
            6.625%, 7/15/07                                         $   539,899
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS (COST $6,510,312)                   6,748,253
--------------------------------------------------------------------------------
            GOVERNMENT SECURITIES -- 24.9%
            U.S. TREASURY OBLIGATIONS -- 13.4%
            U.S. TREASURY NOTES -- 13.4%
  450,000   6.500%, 8/15/05                                             474,029
  650,000   5.625%, 2/15/06                                             685,649
  650,000   5.500%, 2/15/08                                             697,861
  250,000   3.250%, 8/15/08                                             246,875
  750,000   6.000%, 8/15/09                                             824,707
  355,000   6.500%, 2/15/10                                             399,944
  250,000   5.750%, 8/15/10                                             272,246
  450,000   4.375%, 8/15/12                                             446,467
  230,000   4.250%, 8/15/13                                             223,603
--------------------------------------------------------------------------------
                                                                      4,271,381
--------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS (COST $4,186,015)         4,271,381
--------------------------------------------------------------------------------
            GOVERNMENT AGENCY -- 11.5%
            FEDERAL HOME LOAN BANK (FHLB) -- 2.5%
  450,000   5.750%, 5/15/12                                             473,511
  330,000   4.500%, 9/16/13                                             313,627
--------------------------------------------------------------------------------
                                                                        787,138
--------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 2.8%
  875,000   5.250%, 1/15/06                                             912,679
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS            BADGLEY FUNDS ANNUAL REPORT  17

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2004

[GRAPHIC] BADGLEY BALANCED FUND

PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 4.9%
$ 720,000   5.250%, 4/15/07                                         $   756,827
  100,000   5.250%, 1/15/09                                             104,464
  625,000   6.625%, 9/15/09                                             690,112
--------------------------------------------------------------------------------
                                                                      1,551,403
--------------------------------------------------------------------------------
            FREDDIE MAC -- 1.3%***
  425,000   3.500%, 2/13/08                                             421,416
--------------------------------------------------------------------------------
            TOTAL GOVERNMENT AGENCY (COST $3,662,138)                 3,672,636
--------------------------------------------------------------------------------
            TOTAL GOVERNMENT SECURITIES (COST $7,848,153)             7,944,017
--------------------------------------------------------------------------------
            TOTAL LONG-TERM INVESTMENTS (COST $27,483,810)           31,195,304
--------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT -- 1.6%
            VARIABLE RATE DEMAND NOTE ** -- 1.6%
  497,867   U.S. Bank, N.A., 0.850%                                     497,867
--------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENT (COST $497,867)                 497,867
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 99.5%
            (COST $27,981,677)                                       31,693,171
--------------------------------------------------------------------------------
            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%               177,456
--------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                              $31,870,627
================================================================================

  * -- Non-income producing security.
 ** -- Variable rate security. The rate listed is as of May 31, 2004. *** -- Callable security.
ADR -- American Depository Receipt.


18  BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS

                               BADGLEY FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2004

[GRAPHIC] BADGLEY GROWTH FUND

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS -- 95.0%
            COMMON STOCKS -- 95.0%
            ADVERTISING -- 3.1%
    6,200   Omnicom Group Inc.                                      $   495,194
--------------------------------------------------------------------------------
            AUTO/TRUCK PARTS & EQUIPMENT -- 1.7%
    5,175   Johnson Controls, Inc.                                      279,036
--------------------------------------------------------------------------------
            CHEMICAL -- SPECIALTY -- 3.6%
   19,125   Ecolab Inc.                                                 583,504
--------------------------------------------------------------------------------
            COMPUTERS -- 4.8%
    6,650   Affiliated Computer Services, Inc.-- Class A*               331,303
   12,500   Dell Inc.*                                                  439,750
--------------------------------------------------------------------------------
                                                                        771,053
--------------------------------------------------------------------------------
            CONSUMER FINANCE -- 3.1%
   19,512   MBNA Corporation                                            495,605
--------------------------------------------------------------------------------
            DIVERSIFIED CONGLOMERATES -- 5.9%
    6,200   3M Co.                                                      524,272
   13,775   General Electric Company                                    428,678
--------------------------------------------------------------------------------
                                                                        952,950
--------------------------------------------------------------------------------
            DRUGS -- 2.3%
   10,775   Pfizer Inc.                                                 380,789
--------------------------------------------------------------------------------
            E-COMMERCE -- 2.4%
    4,425   eBay Inc.*                                                  392,940
--------------------------------------------------------------------------------
            FINANCIALS -- DIVERSIFIED -- 5.6%
   10,350   Citigroup Inc.                                              480,550
    8,800   State Street Corporation                                    426,096
--------------------------------------------------------------------------------
                                                                        906,646
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS            BADGLEY FUNDS ANNUAL REPORT  19

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2004

[GRAPHIC] BADGLEY GROWTH FUND

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            FINANCIAL SERVICES -- 2.3%
    5,650   Fannie Mae                                              $   382,505
--------------------------------------------------------------------------------
            FOOD & BEVERAGE -- 2.8%
    8,475   PepsiCo, Inc.                                               452,311
--------------------------------------------------------------------------------
            FOOD WHOLESALE DISTRIBUTION -- 2.9%
   12,750   Sysco Corporation                                           478,125
--------------------------------------------------------------------------------
            FREIGHT TRANSPORTATION -- 5.3%
    7,950   Expeditors International of Washington, Inc.                361,248
    7,025   United Parcel Service, Inc.-- Class B                       503,833
--------------------------------------------------------------------------------
                                                                        865,081
--------------------------------------------------------------------------------
            INDUSTRIAL GAS -- 2.6%
   11,325   Praxair, Inc.                                               418,912
--------------------------------------------------------------------------------
            INSURANCE -- MULTI -- 6.7%
   12,275   AFLAC INCORPORATED                                          498,365
    8,050   American International Group, Inc.                          590,065
--------------------------------------------------------------------------------
                                                                      1,088,430
--------------------------------------------------------------------------------
            INTERNET SECURITY -- 2.1%
    7,575   Symantec Corporation*                                       346,935
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SERVICES -- 8.7%
    5,325   Amgen Inc.*                                                 291,277
    6,800   Cardinal Health, Inc.                                       460,428
    6,900   Stryker Corporation                                         350,865
    4,700   Teva Pharmaceutical Industries Ltd., ADR                    310,999
--------------------------------------------------------------------------------
                                                                      1,413,569
--------------------------------------------------------------------------------
            MOTORCYCLES -- 2.0%
    5,725   Harley-Davidson, Inc.                                       329,130
--------------------------------------------------------------------------------


20  BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2004

[GRAPHIC] BADGLEY GROWTH FUND

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            NETWORKING EQUIPMENT -- 2.5%
   18,275   Cisco Systems, Inc.*                                    $   404,791
--------------------------------------------------------------------------------
            RESTAURANTS -- 3.5%
   13,925   Starbucks Corporation*                                      565,912
--------------------------------------------------------------------------------
            RETAIL -- ARTS & CRAFTS -- 2.3%
    7,083   Michaels Stores, Inc.                                       370,087
--------------------------------------------------------------------------------
            RETAIL -- BEDDING -- 1.9%
    8,150   Bed Bath & Beyond Inc.*                                     303,587
--------------------------------------------------------------------------------
            RETAIL -- DISCOUNT -- 6.3%
   10,100   Costco Wholesale Corporation                                381,578
   10,325   Walgreen Co.                                                361,478
    4,925   Wal-Mart Stores, Inc.                                       274,470
--------------------------------------------------------------------------------
                                                                      1,017,526
--------------------------------------------------------------------------------
            SEMICONDUCTORS -- 2.0%
   11,400   Intel Corporation                                           325,470
--------------------------------------------------------------------------------
            SOFTWARE -- 4.4%
    8,550   Electronic Arts Inc.*                                       434,597
   10,675   Microsoft Corporation                                       281,286
--------------------------------------------------------------------------------
                                                                        715,883
--------------------------------------------------------------------------------
            SURGICAL/MEDICAL INSTRUMENTS -- 2.3%
    7,825   Medtronic, Inc.                                             374,818
--------------------------------------------------------------------------------
            TEXTILES -- HOME FURNISHINGS -- 1.9%
    4,100   Mohawk Industries, Inc.*                                    304,384
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (COST $12,109,145)                   15,415,173
--------------------------------------------------------------------------------
            TOTAL LONG-TERM INVESTMENTS (COST $12,109,145)           15,415,173
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS            BADGLEY FUNDS ANNUAL REPORT  21

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2004

[GRAPHIC] BADGLEY GROWTH FUND

PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT -- 2.7%
            VARIABLE RATE DEMAND NOTE ** -- 2.7%
$ 438,526   U.S. Bank, N.A., 0.850%                                 $   438,526
--------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENT (COST $438,526)                 438,526
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 97.7%
            (COST $12,547,671)                                       15,853,699
--------------------------------------------------------------------------------
            OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.3%               378,250
--------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                              $16,231,949
================================================================================

  * -- Non-income producing security.
 ** -- Variable rate security. The rate listed is as of May 31, 2004. ADR -- American Depository Receipt.


22  BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS

                               BADGLEY FUNDS, INC.
                        NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 2004

1. ORGANIZATION

      Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      a) INVESTMENT VALUATION -- Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price at the close of that exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      b) FEDERAL INCOME TAXES -- No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute substantially all of the Funds' investment company net taxable income and net realized gains to shareholders.

      c) INCOME AND EXPENSES -- The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

      d) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds' net realized capital gains, if any, are distributed at least annually.


                                                 BADGLEY FUNDS ANNUAL REPORT  23

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                  MAY 31, 2004

      e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

      f) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

      g) OTHER -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of fixed income securities are amortized using the yield to call method.

3. CAPITAL SHARE TRANSACTIONS

      Transactions in shares of the Funds for the year ended May 31, 2004, were as follows:

                                                    BALANCED FUND    GROWTH FUND
      --------------------------------------------------------------------------
      Shares sold                                      559,171         527,042
      Shares issued to holders in reinvestment
        of dividends                                    37,714              --
      Shares redeemed                                 (502,592)       (835,110)
      --------------------------------------------------------------------------
      Net increase (decrease)                           94,293        (308,068)
      ==========================================================================

      Transactions in shares of the Funds for the year ended May 31, 2003, were as follows:

                                                    BALANCED FUND    GROWTH FUND
      --------------------------------------------------------------------------
      Shares sold                                      384,736         581,042
      Shares issued to holders in reinvestment
        of dividends                                    48,794              --
      Shares redeemed                                 (286,159)       (396,641)
      --------------------------------------------------------------------------
      Net increase                                     147,371         184,401
      ==========================================================================


24  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                  MAY 31, 2004

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

      The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended May 31, 2004, were as follows:

                                                    BALANCED FUND    GROWTH FUND
      --------------------------------------------------------------------------
      Purchases
         U.S. Government                             $ 1,795,092    $        --
         Other                                         7,925,264      7,596,761
      Sales
         U.S. Government                                 596,119             --
         Other                                         7,990,619     11,255,009

As of May 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                    BALANCED FUND    GROWTH FUND
      --------------------------------------------------------------------------
      Cost of Investments(a)                         $28,152,275    $12,706,240
      ==========================================================================
      Gross unrealized appreciation                    3,828,960      3,237,332
      Gross unrealized depreciation                     (288,064)       (89,873)
      --------------------------------------------------------------------------
         Net unrealized appreciation                   3,540,896      3,147,459
      --------------------------------------------------------------------------
      Undistributed ordinary income                       69,561             --
      Undistributed long-term capital gain                    --             --
      --------------------------------------------------------------------------
         Total distributable earnings                     69,561             --
      --------------------------------------------------------------------------
      Other accumulated gains (losses)                (3,440,886)    (4,943,825)
      --------------------------------------------------------------------------
         Total accumulated earnings (losses)         $   169,571    $(1,796,366)
      ==========================================================================

      (a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

      At May 31, 2004, the Balanced Fund and the Growth Fund had accumulated net realized capital loss carryovers of $3,440,886 and $4,943,825, respectively. The capital loss carryovers for the Balanced Fund of $61,004, $731,270, $2,096,325, and $552,287 expire in 2009, 2010, 2011, and 2012, respectively. The capital loss carryovers for the Growth Fund of $1,864, $50,467, $57,182, $1,343,882,
$2,533,832 and $956,598 expire in 2007, 2008, 2009, 2010, 2011, and 2012, respectively. The above losses will be offset by any future realized capital gains.

      On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased and capital stock decreased by $0 and $86,634 for the Balanced Fund and Growth Fund, respectively. The permanent book-to-tax differences in the Growth Fund are the result of net operating losses.


                                                 BADGLEY FUNDS ANNUAL REPORT  25

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                  MAY 31, 2004

      For the year ended May 31, 2004, the components of distributions on a tax basis were as follows:

                                                    BALANCED FUND    GROWTH FUND
      --------------------------------------------------------------------------
      Income                                          $ 431,375        $    --
      Long-term gains                                        --             --
      --------------------------------------------------------------------------
         Total distributions paid                     $ 431,375        $    --
      ==========================================================================

For the year ended May 31, 2003, the components of distributions on a tax basis were as follows:

                                                    BALANCED FUND    GROWTH FUND
      --------------------------------------------------------------------------
      Income                                          $ 522,723        $    --
      Long-term gains                                        --             --
      --------------------------------------------------------------------------
         Total distributions paid                     $ 522,723        $    --
      ==========================================================================

      For the fiscal year ended May 31, 2004 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income were as follows (unaudited):

                        Balanced Fund                 35%
                        Growth Fund                    0%

      For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2004 were as follows (unaudited):

                        Balanced Fund                 34%
                        Growth Fund                    0%

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

      The Corporation has an Investment Advisory Agreement (the "Agreement") with Badgley, Phelps and Bell, Inc. (the "Adviser"), with whom certain Officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

      The Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that


26  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                  MAY 31, 2004

the Adviser shall only be entitled to recoup such amounts for the period of three years from the date such amount was waived or reimbursed. For the year ended May 31, 2004, the Adviser waived/reimbursed expenses of $170,562 and $172,985 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

      YEAR OF EXPIRATION                            BALANCED FUND    GROWTH FUND
      --------------------------------------------------------------------------
      5/31/2005                                       $ 123,485       $ 127,555
      5/31/2006                                         145,963         148,381
      5/31/2007                                         170,562         172,985

      The Corporation, on behalf of each of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to compensate Rafferty Capital Markets, LLC, an unaffiliated distributor, (the "Distributor") a distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis) subject to a minimum of $18,000 for the Corporation, which is allocated to the Funds based on each of their net assets. All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. Currently, the Adviser has a Related Party Agreement with Rafferty Capital Markets, LLC, which allows the Adviser to be reimbursed for the cost of marketing the Funds. The Adviser incurred marketing related expenses for the Balanced Fund and the Growth Fund in the amount of $91,524.85 and $64,749.27, respectively. The Adviser was reimbursed $81,888.18 and $35,211.83 for the Balanced Fund and Growth Fund, respectively. During the year ended May 31, 2004 the Balanced Fund and Growth Fund incurred expenses of $76,134 and $42,811 respectively, pursuant to the 12b-1 Plan.

      U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.


                                                 BADGLEY FUNDS ANNUAL REPORT  27

                               BADGLEY FUNDS, INC.
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                  MAY 31, 2004

To the Board of Directors and Shareholders of Badgley Funds, Inc.

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Badgley Growth Fund and Badgley Balanced Fund (constituting Badgley Funds, Inc., hereafter referred to as the "Funds") at May 31, 2004, and the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Portland, Oregon
July 14, 2004


28  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                             DIRECTORS AND OFFICERS
                                  MAY 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                             Position      Term of Office                                          # of
     Name, Address*          with the       and Length of     Principal Occupation During     Portfolios in   Other Directorships
         and Age            Corporation      Time Served            Past Five Years            Fund Complex            Held
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Graham S. Anderson**, 70     Director      Indefinite         Retired. Formerly Chairman            2         Former Director, The
                                           term since         and Chief Executive Officer                     Commerce Bank.
                                           1999               of Pettit-Morry Co.
------------------------------------------------------------------------------------------------------------------------------------
Frank S. Bayley**, 64        Director      Indefinite         Of Counsel, formerly Partner,         2         Director and Chairman,
                                           term since         Baker & McKenzie.                               C.D. Stimson Company;
                                           1998                                                               Trustee, AIM Fund/
                                                                                                              INVESCO; Director,
                                                                                                              Korean-American
                                                                                                              Chamber of Commerce of
                                                                                                              Northern California;
                                                                                                              Trustee and Treasurer,
                                                                                                              San Francisco
                                                                                                              Performances; Trustee,
                                                                                                              Seattle Art Museum.
------------------------------------------------------------------------------------------------------------------------------------
Victor E. Parker**, 62       Director      Indefinite         Chairman and Chief                    2         Director, First Mutual
                                           term since         Executive Officer of Parker,                    Bancshares, Inc. and
                                           2003               Smith & Feek, Inc.                              Trustee of Western
                                                                                                              Washington University
                                                                                                              Foundation.
------------------------------------------------------------------------------------------------------------------------------------
Madelyn B. Smith**, 72       Director      Indefinite         Retired. Formerly Financial           2         Director and Advisory
                                           term since         Analyst/Portfolio Manager,                      Board Member, Marvin
                                           1998               Frank Russell Co., Inc.                         and Palmer Associates,
                                                                                                              Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
J. Kevin Callaghan***, 46    President     President since    Investment Counselor,                 2         Director, Badgley,
                                and        2004; Director     Badgley, Phelps and Bell, Inc.                  Phelps and Bell, Inc.
                             Director      since 1998
------------------------------------------------------------------------------------------------------------------------------------
Steven C. Phelps***, 42      Director      Indefinite         Investment Counselor,                 2         Director, Badgley,
                                and        term since         Badgley, Phelps and Bell, Inc.                  Phelps and Bell, Inc.
                             Chairman      1998
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Lisa P. Guzman, 49           Secretary     Indefinite         Administrative Manager,               2         Director, Badgley,
                                and        term since         Badgley, Phelps and Bell, Inc.                  Phelps and Bell, Inc.
                             Treasurer     1998
------------------------------------------------------------------------------------------------------------------------------------

    * Address for all listed persons is 1420 Fifth Avenue, Seattle, WA 98101. ** Denotes those Directors who are not "interested persons" of the
      Corporation as defined under the 1940 Act.
  *** Denotes those Directors who are "interested persons" of the Corporation under the 1940 Act.

The Funds' Statement of Additional Information includes additional information about Directors and is available without charge upon request by calling 1-877-BADGLEY.


                                                 BADGLEY FUNDS ANNUAL REPORT  29

DIRECTORS                                  CUSTODIAN

Graham S. Anderson                         U.S. BANK, N.A.
Frank S. Bayley                            425 Walnut Street
J. Kevin Callaghan                         Cincinnati, Ohio 45202
Victor E. Parker
Steven C. Phelps                           ADMINISTRATOR, TRANSFER AGENT
Madelyn B. Smith                           AND DIVIDEND-DISBURSING AGENT

PRINCIPAL OFFICERS                         U.S. BANCORP FUND SERVICES, LLC
                                           Third Floor
J. Kevin Callaghan, PRESIDENT              615 East Michigan Street Milwaukee,
Lisa P. Guzman, TREASURER AND SECRETARY    Wisconsin 53202

INVESTMENT ADVISER                         INDEPENDENT ACCOUNTANTS

BADGLEY, PHELPS AND BELL, INC.             PRICEWATERHOUSECOOPERS LLP
1420 Fifth Avenue                          1300 SW Fifth Avenue, Suite 3100
Seattle, Washington 98101                  Portland, Oregon 97201

DISTRIBUTOR                                LEGAL COUNSEL

RAFFERTY CAPITAL MARKETS, LLC              KIRKLAND & ELLIS LLP
59 Hilton Avenue, Suite 101 Garden         200 East Randolph Street
City, New York 11530                       Chicago, Illinois 60601


30  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                      PROXY VOTING POLICIES AND PROCEDURES
                                  MAY 31, 2004

      The Badgley Funds have adopted proxy voting policies and procedures that delegate to Badgley, Phelps and Bell, Inc., the Funds' investment adviser, the authority to vote proxies. A description of the Badgley Funds proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-BADGLEY or by e-mail at ProxyVotes@badgleyfunds.com. A description of these policies and procedures is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.


                                                 BADGLEY FUNDS ANNUAL REPORT  31

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

4(A)-(D) The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

            =======================================================
                                    FYE 5/31/2004     FYE 5/31/2003
            -------------------------------------------------------
            Audit Fees              $28,600           $27,550
            Audit-Related Fees      $0                $0
            Tax Fees                $4,400            $4,400
            All Other Fees          $0                $0
            =======================================================

4(E)(1) The Audit Committee currently does not have pre-approval policies and procedures because the Audit Committee pre-approves the engagement of the registrant's independent public accountants and any audit or permissible non-audit services to be provided by such accountants. The registrant's Audit Committee Charter provides that the Audit Committee of the registrant approve
(a) all audit and permissible non-audit services to be provided to registrant and (b) all permissible non-audit services to be provided by the registrant's independent public accountants to the Adviser or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

4(E)(2) Not applicable.

4(F) Not applicable.

4(G) The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years.

      ==================================================================
      Non-Audit Related Fees              FYE 5/31/2004    FYE 5/31/2003
      ------------------------------------------------------------------
      Registrant                          $4,400           $4,400
      Registrant's Investment Adviser
      (and control affiliates)            $0               $0
      ==================================================================

These amounts were paid for tax services provided to the registrant (as disclosed above) and were pre-approved by the registrant's Audit Committee.

4(H) Not applicable because the registrant's independent public accountants did not provide any audit or non-audit services to the Adviser or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Filed herewith.

      (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

      (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) Badgley Funds, Inc.


      By (Signature and Title)  /s/ J. Kevin Callaghan
                                ----------------------------------------------
                                         J. Kevin Callaghan, President

      Date  September 8, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By (Signature and Title)* /s/ J. Kevin Callaghan
                                ----------------------------------------------
                                         J. Kevin Callaghan, President

      Date  September 8, 2005


      By (Signature and Title)* /s/ Lisa P. Guzman
                                ----------------------------------------------
                                           Lisa P. Guzman, Treasurer

      Date  September 8, 2005

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.